Defined Benefit Pension Plan - Schedule of Plan's Status (Details) - Pension Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in benefit obligation:
Beginning balance	$ 42,297	$ 43,371
Service cost	786	998	$ 911
Interest cost	1,141	1,042	1,159
Actuarial (gain) loss	(12,549)	(2,131)
Distributions	(1,450)	(983)
Ending balance	30,225	42,297	43,371
Change in plan assets:
Beginning balance of fair value	46,017	47,526
Actual return on plan assets	(12,599)	(526)
Employer contribution	0	0
Distributions	(1,450)	(983)
Ending balance of fair value	31,968	46,017	47,526
Funded status recognized as accrued pension cost	1,743	3,720
Amounts recognized in accumulated other comprehensive (income) loss:
Net loss	8,901	7,621
Deferred income tax benefit	(1,869)	(1,601)
Total amount recognized	7,032	6,020
Accumulated benefit obligation	28,184	38,315
Revision of Prior Period, Adjustment
Change in plan assets:
Beginning balance of fair value	$ 0	0
Ending balance of fair value		$ 0	$ 0